SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Wells Fargo Intrinsic World Equity Fund (the “Fund”)

Effective immediately, the Wells Fargo Intrinsic World Equity Fund is no longer offered and all references to the Fund are hereby removed.

April 23, 2021	IER041/P301SP